Annual Operating Expenses {- Growth Portfolio} - 02.28 VIP Growth Portfolio Investor PRO-09 - Growth Portfolio - VIP Growth Portfolio-Investor VIP	Apr. 30, 2021
Operating Expenses:
Management fee	0.53%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.17%
Total annual operating expenses	0.70%